Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Dilutive Shares

The following potentially dilutive shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive for the years ended December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Stock options	22,850	28,850
Warrants	2,211,730	404,580
	2,234,580	433,430